UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D. C. 20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	03/31/02
Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, Mississippi 39216

13F File Number:	28-7122

The institutional investment manager filing this report and the person By whom it is hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists and tables, are considered integral parts Of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		William A. Womack
Title:		President
Phone:		601-965-0111
Signature, Place, and Date of Signing:
		William A. Womack 	Jackson, MS	May 7, 2002

Report Type (Check only one):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Entry Total:	$17,266,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF	TITLE		CUSIP		FAIR		SHARES	INVT	SOLE
ISSUER	OF 		NUMBER	MARKET	OF PRIN	DISC	AUTH
		CLASS			VALUE	AMOUNT

Abercrombie	COM		002896207	370000.00	12000		sole	12000
Acxiom	COM		005125109	326000.00	19000		sole	19000
Aeroflex	COM		007768104	64000.00	5000		sole	5000
Alloy		COM		019855105	301000.00	20000		sole	20000
Arch Coal	COM		039380100	535000.00	25000		sole	25000
Ariba		COM		04033V104	45000.00	10000		sole	10000
Arkansas Best	COM		040790107	278000.00	10000		sole	10000
Asbury Auto	COM		043436104	76000.00	5000		sole	5000
Axcelis Tech	COM		054540109	215000.00	15000		sole	15000
Bebe Stores	COM		075571109	463000.00	22000		sole	22000
Biotech Hold	COM		09067D201	120000.00	1000		sole	1000
Biotransplant	COM		09066Y107	210000.00	40000		sole	40000
Carriage Serv	COM		143905107	13000.00	2500		sole	2500
Chesapeake 	COM		165167107	1432000.00	185000	sole	185000
Chicago Piz	COM		167889104	165000.00	26000		sole	26000
Duane Reade	COM		263578106	272000.00	8000		sole	8000
EMC		COM		268648102	179000.00	15000		sole	15000
Environmental	COM		293940102	113000.00	23200		sole	23200
Haliburton	COM		406216101	341000.00	20000		sole	20000
Hanover Com	COM		410768105	846000.00	47000		sole	47000
Hibbett Sport	COM		428565105	176000.00	7500		sole	7500
Independent	COM		45384X108	1000.00	138000	sole	138000
Ishares		COM		464287556	77000.00	1000		sole	1000
Jack Henry	COM		426281101	111000.00	5000		sole	5000
Jack In The	COM		466367109	297000.00	10000		sole	10000
Kemet		COM		488360108	252000.00	13000		sole	13000
Luminex	COM		55027E102	703000.00	56000		sole	56000
Mad Catz	COM		556162105	21000.00	20000		sole	20000
Massey Energ	COM		576206106	254000.00	15000		sole	15000
MPS Group	COM		553409103	175000.00	20000		sole	20000
Nasdaq 100	COM		631100104	180000.00	5000		sole	5000
Offshore Log	COM		676255102	700000.00	32500		sole	32500
Omnivision	COM		68210T109	193000.00	17500		sole	17500
Optimal Rob	COM		68388R208	717000.00	40000		sole	40000
PAM Transp	COM		693149106	430000.00	17000		sole	17000
Payless Shoe	COM		704379106	183000.00	3000		sole	3000
Peabody Ener	COM		704549104	724000.00	25000		sole	25000
Pioneer	COM		723787107	1115000.00	50000		sole	50000
Power One	COM		739308104	245000.00	30000		sole	30000
Pride Intl	COM		74153Q102	557000.00	35000		sole	35000
Raymond Jam	COM		754730109	342000.00	10000		sole	10000
Saga Comm	COM		786598102	252000.00	10000		sole	10000
Sanmina	COM		800907107	88000.00	7500		sole	7500
Service Corp	COM		817565104	689000.00	130000	sole	130000
Shaw Group	COM		820280105	688000.00	25000		sole	25000
SI Diamond	COM		784249104	5000.00	7500		sole	7500
Stein Mart	COM		858375108	400000.00	40000		sole	40000
Tommy Hil	COM		G8915Z102	502000.00	35000		sole	35000
Turbo Chef	COM		900006107	121000.00	41000		sole	41000
Ultra Petrole	COM		903914109	367000.00	46000		sole	46000

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